Common Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Common Shareholders Equity
Common Shareholders’ Equity

Note 28 Common Shareholders’ Equity

Subscribed and paid-up Capital

As of December 31, 2025, 2024 and 2023 the Company’s capital shows a balance of ThCh$ 562,693,346 divided into 369,502,872 shares of common stock without face value, entirely subscribed and paid-up. The Company has issued only one series of common shares. Such common shares are registered for trading at the Santiago Stock Exchange and the Chilean Electronic Stock Exchange, and at the New York Stock Exchange /NYSE), evidenced by ADS (American Depositary Shares), with an equivalence of two shares per ADS (See Note 1 - General information letter A)).

The Company has not issued any others shares or convertible instruments during the period, thus changing the number of outstanding shares as December 31, 2025, 2024 and 2023.

Capital Management

The main purpose, when managing shareholder’s capital, is to maintain an adequate credit risk profile and a healthy capital ratio, allowing the access of the Company to the capitals market for the development of its medium and long term purposes and, at the same time, to maximize shareholder’s return.

Earnings per share

The basic earnings per share is calculated as the ratio between the net income (loss) for the year attributable to equity holders of the parent and the weighted average number of valid outstanding shares during such term.

The diluted earnings per share is calculated as the ratio between the net income (loss) for the year attributable to equity holders of the parent and the weighted average additional common shares that would have been outstanding if it had become all ordinary potential dilutive shares.

The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2025	2024	2023
Equity holders of the controlling company (ThCh$)	117,152,207	160,944,138	105,652,728
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	317.05	435.57	285.93
Equity holders of the controlling company (ThCh$)	117,152,207	160,944,138	105,652,728
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	317.05	435.57	285.93

As of December 31, 2025, 2024 and 2023, the Company has not issued any convertible or other kind of instruments creating diluting effects.

Distributable net income

The distributable net income, in accordance with the Board of Directors, will be that reflected in the financial statements attributable to equity holders of the parents, without adjusting it.

Dividends

The Company’s dividends policy consists of annually distributing at least 50% of the net distributable profit of the year.

As of December 31, 2025, 2024 and 2023 the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
266	04-27-2023	Final	24.80181	2022
267	11-29-2023	Interim	86.49907	2023
268	04-30-2024	Final	85.06042	2023
269	11-28-2024	Interim	117.50000	2024
270	04-30-2025	Final	100.28470	2024
271	11-21-2025	Interim	84.00000	2025

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 12, 2023, the shareholders approved the distribution of a final Dividend No. 266 of Ch$ 24.80181 per share, for a total amount to be distributed of ThCh$ 9,164,340 charged against 2022’s Net income. This dividend was paid since April 27, 2023.

At the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. held on November 8, 2023, the shareholders approved the distribution of an interim Dividend No. 267 of Ch$ 86.49907 per share, for a total amount to be distributed of ThCh$ 31,961,655 charged against 2023’s Net income. This dividend was paid since November 29, 2023.

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 17, 2024, the shareholders approved the distribution of a final Dividend No. 268 of Ch$ 85.06042 per share, for a total amount to be distributed of ThCh$ 31,430,069 charged against 2023’s Net income. This dividend was paid since April 30, 2024.

At the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. held on November 6, 2024, the shareholders approved the distribution of an interim Dividend No. 269 of Ch$ 117.50000 per share, for a total amount to be distributed of ThCh$ 43,416,587. This dividend was paid since November 28, 2024.

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 16, 2025, the shareholders approved the distribution of a final Dividend No. 270 of Ch$ 100.28470 per share, for a total amount to be distributed of ThCh$ 37,055,485 charged against 2024’s Net income. This dividend was paid since April 30, 2025.

At the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. held on November 5, 2025, the shareholders approved the distribution of an interim Dividend No. 271 of Ch$ 84.00000 per share, for a total amount to be distributed of ThCh$ 31,038,241. This dividend was paid since November 21, 2025.

Consolidated Statement of Comprehensive Income

Comprehensive income and expenses are detailed as follows:

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	306,105	(82,648)	223,457
Gains (losses) on exchange differences on translation (1)	(50,740,113)	-	(50,740,113)
Gains (losses) from defined benefit plans	(1,616,424)	430,721	(1,185,703)
Total comprehensive income As of December 31, 2025	(52,050,432)	348,073	(51,702,359)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,746,744	(1,281,621)	3,465,123
Gains (losses) on exchange differences on translation (1)	214,519,767	-	214,519,767
Gains (losses) from defined benefit plans	(1,581,040)	377,337	(1,203,703)
Total comprehensive income As of December 31, 2024	217,685,471	(904,284)	216,781,187

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	(4,379,170)	1,182,375	(3,196,795)
Gains (losses) on exchange differences on translation (1)	(120,293,386)	-	(120,293,386)
Gains (losses) from defined benefit plans	1,454,372	(360,233)	1,094,139
Total comprehensive income al December 31, 2023	(123,218,184)	822,142	(122,396,042)
(1)	These concepts will be reclassified to the Statement of Income when it’s settled.

Reserves affecting other comprehensive income (OCI)

The movement of other comprehensive income is detailed as follows:

a) As of December 31, 2025:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balanced as of January 1, 2025	50,582,827	(3,931,432)	(10,430,064)	(1,688,234)	34,533,097
Increase (decrease) due to changes in accounting policies (1)	(61,607,045)	-	-	-	(61,607,045)
Initial balance restated	(11,024,218)	(3,931,432)	(10,430,064)	(1,688,234)	(27,073,948)
Changes
Reclassification of OCI to the value of the hedged asset	-	351,247	-	-	351,247
Gains (losses) from defined benefit plans	-	-	(1,566,931)	-	(1,566,931)
Conversion of joint ventures and foreign subsidiaries	(155,912,897)	-	-	(28)	(155,912,925)
Inflation adjustment of subsidiaries in Argentina	109,407,204	-	-	-	109,407,204
Taxes	-	(94,837)	417,358	-	322,521
Equity holders of the parent	(46,505,693)	256,410	(1,149,573)	(28)	(47,398,884)
Total as of December 31, 2025	(57,529,911)	(3,675,022)	(11,579,637)	(1,688,262)	(74,472,832)
Non-controlling interests	(4,234,420)	(32,953)	(36,130)	28	(4,303,475)
Sub-Total	(50,740,113)	223,457	(1,185,703)	-	(51,702,359)

(1) See Note 2 - Summary of material accounting policies, number (2.1) Basis of preparation.

b)    As of December 31, 2024:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balanced as of January 1, 2024	(158,095,385)	(7,331,368)	(9,317,562)	(1,686,666)	(176,430,981)
Changes
Reclassification of OCI to the value of the hedged asset	-	4,657,447	-	-	4,657,447
Gains (losses) from defined benefit plans	-	-	(1,447,717)	-	(1,447,717)
Conversion of joint ventures and foreign subsidiaries	(59,151,707)	-	-	(1,568)	(59,153,275)
Inflation adjustment of subsidiaries in Argentina	267,829,919	-	-	-	267,829,919
Taxes	-	(1,257,511)	335,215	-	(922,296)
Equity holders of the parent	208,678,212	3,399,936	(1,112,502)	(1,568)	210,964,078
Total as of December 31, 2024	50,582,827	(3,931,432)	(10,430,064)	(1,688,234)	34,533,097
Non-controlling interests	5,841,555	65,187	(91,201)	1,568	5,817,109
Sub-Total	214,519,767	3,465,123	(1,203,703)	-	216,781,187

c) As of December 31, 2023:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balanced as of January 1, 2023	(40,039,090)	(4,180,961)	(10,351,094)	(1,686,855)	(56,258,000)
Changes
Change in fair value of hedging instrument recognized in OCI	-	(9,189,724)	-	-	(9,189,724)
Reclassification of OCI to the statement income by function	-	4,874,098	-	-	4,874,098
Gains (losses) from defined benefit plans	-	-	1,371,350	-	1,371,350
Conversion of joint ventures and foreign subsidiaries	(484,980,912)	-	-	189	(484,980,723)
Inflation adjustment of subsidiaries in Argentina	366,924,617	-	-	-	366,924,617
Taxes	-	1,165,219	(337,818)	-	827,401
Equity holders of the parent	(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)
Total as of December 31, 2023	(158,095,385)	(7,331,368)	(9,317,562)	(1,686,666)	(176,430,981)
Non-controlling interests	(2,237,091)	(46,388)	60,607	(189)	(2,223,061)
Sub-Total	(120,293,386)	(3,196,795)	1,094,139	-	(122,396,042)

Others Reserves

The reserves that are a part of the Company’s equity are as follows:

Reserve of exchange differences on translation: This reserve originated from the translation of foreign subsidiaries’ and joint ventures financial statements which functional currency is different from the presentation currency of the Consolidated Financial Statements and inflation adjustment of subsidiaries in Argentina. As of December 31, 2025, December 31, 2024 and December 31, 2023 it amounts to a negative reserve of ThCh$ 57,529,911, positive of ThCh$ 50,582,827 and negative ThCh$ 158,095,385, respectively.

Reserve of cash flows hedges: These reserves originate from the application of hedge accounting for financial instruments used as hedges. Hedging reserves are reversed at the end of the term of the derivative contracts or when the transaction ceases to qualify as hedge accounting, whichever occurs first. The effects of the Hedging reserves are reflected in to income statement. As of December 31, 2025, 2024 and 2023, the amounts in the balance related to Hedging reserves are negative of ThCh$ 3,675,022, ThCh$ 3,931,432 and ThCh$ 7,331,368, respectively, net of deferred taxes.

Reserve of Actuarial gains and losses on defined benefit plans: This reserve is originated from January 1, 2013, as a result of the application of the Amendment to IAS No. 19 and whose effect as of December 31, 2025, 2024 and 2023 is a negative reserve of ThCh$ 11,579,637, ThCh$ 10,430,064 and ThCh$ 9,317,562 respectively, net of deferred taxes.

Other reserves: As of December 31, 2025, 2024 and 2023, the amount is a negative reserve of ThCh$ 40,117,804, ThCh$ 39,509,753 and ThCh$ 65,455,801, respectively. Such reserves relate mainly to the following concepts:

-	Adjustment due to re-assessment of fixed assets carried out in 1979 respectively (increase of ThCh$ 4,087,396).
-	Price level restatement of paid-up capital registered as of December 31, 2008, according to CMF Circular Letter No. 456 (decrease of ThCh$ 17,615,333).
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2012 and 2013 (increase of ThCh$ 9,779,475).
-	Difference in purchase of shares of the subsidiary Manantial S.A. made during year 2016 (decrease of ThCh$ 7,801,153).
-	Difference in purchase of shares of the Alimentos Nutrabien S.A. made during year 2016 (decrease of ThCh$ 5,426,209). On December 17, 2018 Food's and subsidiary CCU Inversiones S.A. sold their participation over Alimentos Nutrabien S.A. The aforementioned effect was accounted in result of the period.
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2018 and 2017 (decrease of ThCh$ 13,054,114 and ThCh$ 2,075,441, respectively).
-	On August 30, 2019, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 5.001% of Cervecería Szot SpA. As a result of the aforementioned, CK reached a total participation of 50.0004% on this subsidiary (increase of ThCh$ 60,887).
-	Difference in purchase of shares of Sáenz Briones and Cía. S.A.I.C. carried out on April 16, July 13 and August 9, 2021 (decrease of ThCh$ 7,199,525).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 10 and October 4, 2021 (increase of ThCh$ 245,244).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 7, 2022 (increase of ThCh$ 102,625).
-	Difference in purchase of shares of Bebidas del Paraguay S.A. carried out on March 10, 2023 (decrease of ThCh$ 908,438) (See Note 1 - General Information, letter C), number (3)).
-	Record of the Put option agreement to exercise the acquisition of the total shareholding in the subsidiaries Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. made on March 16, 2023 (decrease of ThCh$ 28,554,664 as of December 31, 2023) which was reversed on February 20, 2024 against the financial liability recorded (See Note 1 - General Information, letter C), number (3)).
-	Difference from issuance of Aguas de Origen S.A. share premium on March 30, 2023 (increase of ThCh$ 148,443) (See Note 16 - Investments accounted for using equity method, number (3)).
-	Difference in purchase of shares of Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. carried out on February 20, 2024 (decrease of ThCh$ 10,425,156) (See Note 1 - General Information, letter C), number (3)).
-	Registration of a change in the shareholding of the subsidiary Cervecería Kunstmann S.A., of 10% of Cervecera Guayacán SpA. made on April 26, 2024 (increase of ThCh$ 31,300) (See Note 1 - General Information, letter C), number (6)).
-	Sale of shares of Cervecería Szot SpA. made on April 29, 2024 (decrease of ThCh$ 60,881) (See Note 11 - Accounts and transactions with related parties, number (4)).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on November 21, 2024 (increase of ThCh$ 681,186) (See Note 1 - General Information, letter C), number (9)).
-	Sales of shares of Bebidas del Paraguay S.A. on December 11, 2024, which generated a positive effect on the Company’s equity of ThCh$ 7,166,503 (See Note 1 - General Information, letter C), number (3)).
-	Registration of a change in the shareholding of the subsidiary Cervecería Kunstmann S.A., of 19.9998% of Cerveza Guayacán SpA. made on December 5, 2025 (decrease of ThCh$ 118) (See Note 1 - General Information, letter C), number (6)).
-	Sales of shares of Cervecera Guayacán SpA. dated December 9, 2025 (decrease of ThCh$ 88,743), (See Note 1 - General Information, letter C), number (6)).
-	Purchase of shares of Cerveza Dolbek SpA. dated December 26, 2025 (increase of ThCh$ 721), (See Note 1 - General Information, letter C), number (14)).
-	Capital reduction of Cervecería Belga de la Patagonia SpA. dated December 30, 2025 (decrease of ThCh$ 519,883), (See Note 1 - General Information, letter C), number (14)).